Acquisition of entities under common control Acquisition of entities under common control (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of acquisitions during the period
The following table summarizes the above acquisitions.

(In US$ millions)	T-15	T-16	Sirius	Leo	Total

Total purchase price	210.0	200.0	1,035.0	1,250.0	2,695.0
Debt assumed	(100.5)	(93.1)	(220.2)	(485.0)	(898.8)
Purchase price less debt	109.5	106.9	814.8	765.0	1,796.2
Working capital adjustments	(34.9)	(39.0)	106.7	(35.0)	(2.2)
Adjusted purchase price	74.6	67.9	921.5	730.0	1,794.0
Carrying value of net assets / (liabilities) acquired	(4.8)	0.3	374.6	117.3	487.4
Excess of sales price over net assets acquired	79.4	67.6	546.9	612.7	1,306.6